Inventories (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Inventories
Project cancellations	$ 1,856	$ 56	$ 496